PELP Acquisition Finite-Lived Intangible Assets and Liabilities Acquired (FY) (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Oct. 04, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired below-market lease liabilities				$ (118,012)	$ (63,287)
Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value				58,000	0
Acquired In-place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value				$ 313,432	$ 212,916
Acquired finite-lived intangible leases, weighted average useful life		6 years	15 years	13 years	11 years
Acquired Above-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value				$ 53,524	$ 42,009
Acquired finite-lived intangible leases, weighted average useful life		3 years	4 years	6 years	6 years
Acquired Below-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible leases, weighted average useful life		16 years	24 years	18 years	19 years
Phillips Edison Limited Partnership
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired below-market lease liabilities	$ (49,109)	$ (49,109)
Phillips Edison Limited Partnership | Management Contracts
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value	$ 58,000	$ 58,000
Acquired finite-lived intangible leases, weighted average useful life	5 years	5 years
Phillips Edison Limited Partnership | Acquired In-place Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value	$ 83,305	$ 83,305
Acquired finite-lived intangible leases, weighted average useful life	9 years	9 years
Phillips Edison Limited Partnership | Acquired Above-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Management contracts, fair value	$ 10,201	$ 10,201
Acquired finite-lived intangible leases, weighted average useful life	7 years	7 years
Phillips Edison Limited Partnership | Acquired Below-market Leases
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired finite-lived intangible leases, weighted average useful life	13 years	13 years